GENERAL	6 Months Ended
Jun. 30, 2023
GENERAL
GENERAL

NOTE 1   |   GENERAL

a.	These consolidated financial statements have been prepared in a condensed format as of June 30, 2023, and for the six months then ended. These condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and accompanying notes of SHL Telemedicine Ltd. (“the Company”) as of December 31, 2022 and for the year then ended (“the annual financial statements”).
b.	Following are data regarding the Israeli CPI and the exchange rates of the Euro, U.S. dollar and the Swiss Franc in relation to the new Israeli Shekel (NIS):

	Israeli	Exchange rate of
	CPI	€ 1	U.S. $1	CHF 1

For the year ended	Points*	NIS
June 30, 2023	246.7	4.02	3.7	4.11
June 30, 2022	236.8	3.64	3.5	3.65
December 31, 2022	241.4	3.75	3.52	3.82

Change during the period	%
June 2023 (6 months)	2.2	7.2	5.1	7.6
June 2022 (6 months)	3.2	3.4	12.5	7.3
December 31, 2022	5.2	6.5	13.2	12.4
*	The index on an average basis of 1993 = 100.